Derivative Financial Instruments (Schedule of Notional Amounts and Fair Values of Derivatives Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative assets, Fair Value	$ 37,187	$ 18,965
Derivative liabilities, Fair Value		21
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative assets, Notional Amount	425,612
Derivative assets, Fair Value	6,825
Derivative liabilities, Notional Amount		23,223
Derivative liabilities, Fair Value		21
Nondesignated [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Derivative assets, Notional Amount	2,911,220	2,194,210
Derivative assets, Fair Value	$ 30,362	$ 18,965